Equity Method Investments (Summary of Equity Method Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 1,320,015	¥ 1,313,887
Investment in corporate entities [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	973,795	1,002,560
Investment in real estate joint ventures [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	137,274	124,537
Investment in partnerships and other investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 208,946	¥ 186,790